Accounts Receivable	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Accounts Receivable
20.
Accounts receivable

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Accounts receivable	2,995	3,530
Less: loss allowance for expected credit losses	(77)	(22)
Accounts receivable, net	2,918	3,508
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,519	3,102
3 to 6 months	177	217
Over 6 months	299	211
	2,995	3,530

The loss allowances for accounts receivable as at December 31, 2023 and 2024 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
At January 1	61	77
Provision for loss allowance recognized in income statement	17	17
Receivables written off during the year as uncollectible	(1)	(72)
At December 31	77	22